Financial income and expense - Disclosure of Detailed Information about Financial Expense (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Negative interest on financial assets held at amortized costs	SFr (462)	SFr (288)
Interest expense on leases	(23)	(27)
Other financial expenses	(5)	(4)
Total	SFr (490)	SFr (319)